Distribution Date:	02/12/25	GS Mortgage Securities Corporation II
Determination Date:	02/06/25
Next Distribution Date:	03/12/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2014-GC22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7		1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Attention: Brian Hanson		bhanson@cwcapital.com
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14
		Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15
			Attention: GSMC 2014-GC22 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	22		Karlene Benvenuto		karlene.benvenuto@db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23
		Controlling Class	Deer Park Road Management Company, LP
Historical Bond / Collateral Loss Reconciliation Detail	24	Representative
Interest Shortfall Detail - Collateral Level	25		KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
Supplemental Notes	26		1195 Bangtail Way | Steamboat Springs, CO 80487 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253BAQ6	1.290000%	36,754,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253BAR4	2.903000%	8,879,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253BAS2	3.516000%	197,682,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36253BAT0	3.587000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	36253BAU7	3.862000%	217,072,000.00	51,293,502.39	0.00	165,079.59	0.00	0.00	165,079.59	51,293,502.39	83.97%	30.00%
A-AB	36253BAV5	3.467000%	52,638,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36253BAY9	4.113000%	46,872,000.00	46,872,000.00	0.00	160,653.78	0.00	0.00	160,653.78	46,872,000.00	69.33%	25.13%
B	36253BAZ6	4.391000%	72,110,000.00	72,110,000.00	0.00	263,862.51	0.00	0.00	263,862.51	72,110,000.00	46.80%	17.63%
C	36253BBB8	4.625400%	38,458,000.00	38,458,000.00	0.00	99,835.96	0.00	0.00	99,835.96	38,458,000.00	34.79%	13.63%
D	36253BAE3	4.625400%	60,092,000.00	60,092,000.00	0.00	0.00	0.00	0.00	0.00	60,092,000.00	16.01%	7.38%
E*	36253BAG8	3.582000%	16,826,000.00	16,826,000.00	0.00	0.00	0.00	0.00	0.00	16,826,000.00	10.75%	5.63%
F	36253BAJ2	3.582000%	20,431,000.00	20,431,000.00	0.00	0.00	0.00	0.00	0.00	20,431,000.00	4.37%	3.50%
G	36253BAL7	3.582000%	33,651,512.00	13,987,949.80	0.00	0.00	0.00	0.00	0.00	13,987,949.80	0.00%	0.00%
S	36253BBC6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253BAN3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			961,465,514.00	320,070,452.19	0.00	689,431.84	0.00	0.00	689,431.84	320,070,452.19

X-A	36253BAW3	0.643553%	719,897,000.00	98,165,502.39	0.00	52,645.55	0.00	0.00	52,645.55	98,165,502.39
X-B	36253BAX1	0.234400%	72,110,000.00	72,110,000.00	0.00	14,085.48	0.00	0.00	14,085.48	72,110,000.00
X-C	36253BAA1	1.043400%	16,826,000.00	16,826,000.00	0.00	14,630.21	0.00	0.00	14,630.21	16,826,000.00
X-D	36253BAC7	1.043400%	54,082,512.00	34,418,949.80	0.00	29,927.27	0.00	0.00	29,927.27	34,418,949.80
Notional SubTotal			862,915,512.00	221,520,452.19	0.00	111,288.51	0.00	0.00	111,288.51	221,520,452.19

Deal Distribution Total					0.00	800,720.35	0.00	0.00	800,720.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253BAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253BAR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253BAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36253BAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	36253BAU7	236.29718430	0.00000000	0.76048311	0.00000000	0.00000000	0.00000000	0.00000000	0.76048311	236.29718430
A-AB	36253BAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36253BAY9	1,000.00000000	0.00000000	3.42750000	0.00000000	0.00000000	0.00000000	0.00000000	3.42750000	1,000.00000000
B	36253BAZ6	1,000.00000000	0.00000000	3.65916669	0.00000000	0.00000000	0.00000000	0.00000000	3.65916669	1,000.00000000
C	36253BBB8	1,000.00000000	0.00000000	2.59597379	1.25852618	1.25852618	0.00000000	0.00000000	2.59597379	1,000.00000000
D	36253BAE3	1,000.00000000	0.00000000	0.00000000	3.85449993	35.88280953	0.00000000	0.00000000	0.00000000	1,000.00000000
E	36253BAG8	1,000.00000000	0.00000000	0.00000000	2.98500000	32.14096458	0.00000000	0.00000000	0.00000000	1,000.00000000
F	36253BAJ2	1,000.00000000	0.00000000	0.00000000	2.98499976	46.82128481	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36253BAL7	415.67076689	0.00000000	0.00000000	1.24077723	84.92522089	0.00000000	0.00000000	0.00000000	415.67076689
S	36253BBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253BAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253BAW3	136.36048267	0.00000000	0.07312928	0.00000000	0.00000000	0.00000000	0.00000000	0.07312928	136.36048267
X-B	36253BAX1	1,000.00000000	0.00000000	0.19533324	0.00000000	0.00000000	0.00000000	0.00000000	0.19533324	1,000.00000000
X-C	36253BAA1	1,000.00000000	0.00000000	0.86950018	0.00000000	0.00000000	0.00000000	0.00000000	0.86950018	1,000.00000000
X-D	36253BAC7	636.41551635	0.00000000	0.55336316	0.00000000	0.00000000	0.00000000	0.00000000	0.55336316	636.41551635

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	01/01/25 - 01/30/25	30	0.00	165,079.59	0.00	165,079.59	0.00	0.00	0.00	165,079.59	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	01/01/25 - 01/30/25	30	0.00	52,645.55	0.00	52,645.55	0.00	0.00	0.00	52,645.55	0.00
X-B	01/01/25 - 01/30/25	30	0.00	14,085.48	0.00	14,085.48	0.00	0.00	0.00	14,085.48	0.00
X-C	01/01/25 - 01/30/25	30	0.00	14,630.21	0.00	14,630.21	0.00	0.00	0.00	14,630.21	0.00
X-D	01/01/25 - 01/30/25	30	0.00	29,927.27	0.00	29,927.27	0.00	0.00	0.00	29,927.27	0.00
A-S	01/01/25 - 01/30/25	30	0.00	160,653.78	0.00	160,653.78	0.00	0.00	0.00	160,653.78	0.00
B	01/01/25 - 01/30/25	30	0.00	263,862.51	0.00	263,862.51	0.00	0.00	0.00	263,862.51	0.00
C	01/01/25 - 01/30/25	30	0.00	148,236.36	0.00	148,236.36	48,400.40	0.00	0.00	99,835.96	48,400.40
D	01/01/25 - 01/30/25	30	1,917,255.12	231,624.61	0.00	231,624.61	231,624.61	0.00	0.00	0.00	2,156,269.79
E	01/01/25 - 01/30/25	30	489,118.24	50,225.61	0.00	50,225.61	50,225.61	0.00	0.00	0.00	540,803.87
F	01/01/25 - 01/30/25	30	892,953.67	60,986.53	0.00	60,986.53	60,986.53	0.00	0.00	0.00	956,605.67
G	01/01/25 - 01/30/25	30	2,807,726.99	41,754.03	0.00	41,754.03	41,754.03	0.00	0.00	0.00	2,857,862.09
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,107,054.02	1,233,711.53	0.00	1,233,711.53	432,991.18	0.00	0.00	800,720.35	6,559,941.82

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36253BAY9	4.113000%	46,872,000.00	46,872,000.00	0.00	160,653.78	0.00	0.00	160,653.78	46,872,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36253BAZ6	4.391000%	72,110,000.00	72,110,000.00	0.00	263,862.51	0.00	0.00	263,862.51	72,110,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36253BBB8	4.625400%	38,458,000.00	38,458,000.00	0.00	99,835.96	0.00	0.00	99,835.96	38,458,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			157,440,000.03	157,440,000.00	0.00	524,352.25	0.00	0.00	524,352.25	157,440,000.00

Exchangeable Certificate Details
PEZ	36253BBA0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	800,720.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,265,694.45	Master Servicing Fee	1,792.13
Interest Reductions due to Nonrecoverability Determination	(434,957.73)	Certificate Administrator Fee	862.68
Interest Adjustments	0.00	Trustee Fee	143.32
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	137.81
ARD Interest	0.00	Operating Advisor Fee	372.08
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	830,736.72	Total Fees	3,308.01

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	26,708.35

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	800,720.35
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	800,720.35
Total Funds Collected	830,736.72	Total Funds Distributed	830,736.71

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	320,070,452.19	320,070,452.19	Beginning Certificate Balance	320,070,452.19
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	320,070,452.19	320,070,452.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	321,223,443.93	321,223,443.93	Ending Certificate Balance	320,070,452.19
Ending Actual Collateral Balance	321,223,443.93	321,223,443.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	17,185,804.81	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	17,185,804.81	0.00	Net WAC Rate	4.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	3	111,952,720.13	34.98%	(35)	4.5118	(0.038397)
3,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31-1.40	2	208,117,732.06	65.02%	(10)	4.6355	1.361895
5,000,001 to 10,000,000	1	9,732,731.21	3.04%	(8)	4.8600	(0.913500)	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	17,219,988.92	5.38%	(8)	4.7190	(1.002400)	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.20	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 100,000,000	2	183,117,732.06	57.21%	(25)	4.5254	0.826299	2.21 or greater	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	1	110,000,000.00	34.37%	(10)	4.6600	1.399800	Totals	5	320,070,452.19	100.00%	(19)	4.5922	0.872108
Totals	5	320,070,452.19	100.00%	(19)	4.5922	0.872108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Maine	1	110,000,000.00	34.37%	(10)	4.6600	1.399800
							Mixed Use	1	85,000,000.00	26.56%	(44)	4.4300	0.257100
Michigan	1	17,219,988.92	5.38%	(8)	4.7190	(1.002400)
							Office	8	115,337,721.96	36.04%	(9)	4.6246	0.972754
North Carolina	1	85,000,000.00	26.56%	(44)	4.4300	0.257100
							Retail	2	119,732,731.21	37.41%	(10)	4.6763	1.211758
Pennsylvania	1	9,732,731.21	3.04%	(8)	4.8600	(0.913500)
							Totals	11	320,070,452.19	100.00%	(19)	4.5922	0.872108
Washington	7	98,117,733.04	30.66%	(9)	4.6080	1.319400

Totals	11	320,070,452.19	100.00%	(19)	4.5922	0.872108

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	1	85,000,000.00	26.56%	(44)	4.4300	0.257100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	225,337,720.98	70.40%	(9)	4.6419	1.181219	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	1	9,732,731.21	3.04%	(8)	4.8600	(0.913500)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	320,070,452.19	100.00%	(19)	4.5922	0.872108
	Totals	5	320,070,452.19	100.00%	(19)	4.5922	0.872108	Totals	5	320,070,452.19	100.00%	(19)	4.5922	0.872108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	320,070,452.19	100.00%	(19)	4.5922	0.872108	Interest Only	3	293,117,732.06	91.58%	(20)	4.5759	1.041520
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	2	26,952,720.13	8.42%	(8)	4.7699	(0.970298)
	Totals	5	320,070,452.19	100.00%	(19)	4.5922	0.872108	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	320,070,452.19	100.00%	(19)	4.5922	0.872108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	235,070,452.19	73.44%	(9)	4.6509	1.094490			No outstanding loans in this group
	13 months to 24 months	1	85,000,000.00	26.56%	(44)	4.4300	0.257100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	320,070,452.19	100.00%	(19)	4.5922	0.872108
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304101154	RT	South Portland	ME	Actual/360	4.660%	441,405.56	0.00	0.00	N/A	04/03/24	--	110,000,000.00	110,000,000.00	02/03/25
2	302090002	OF	Seattle	WA	Actual/360	4.608%	389,331.16	0.00	0.00	N/A	05/06/24	--	98,117,732.06	98,117,732.06	01/06/25
3	304101183	MU	Charlotte	NC	Actual/360	4.430%	0.00	0.00	0.00	N/A	06/06/21	--	85,000,000.00	85,000,000.00	12/06/21
12	302090012	OF	Southfield	MI	Actual/360	4.719%	0.00	0.00	0.00	N/A	06/06/24	--	17,219,988.92	17,219,988.92	10/06/23
22	695100292	RT	Johnstown	PA	Actual/360	4.860%	0.00	0.00	0.00	N/A	06/06/24	--	9,732,731.21	9,732,731.21	12/06/21
Totals							830,736.72	0.00	0.00				320,070,452.19	320,070,452.19
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,496,770.00	12,482,633.75	01/01/24	09/30/24	11/06/24	19,946,914.41	0.00	0.00	0.00	0.00	0.00
2	19,545,022.04	12,170,592.30	01/01/24	09/30/24	09/06/24	27,899,313.14	0.00	413,947.95	413,947.95	0.00	0.00
3	0.00	500,350.00	01/01/23	06/30/23	08/07/23	21,909,972.38	1,009,521.94	0.00	0.00	0.00	0.00
12	0.00	(207,888.16)	01/01/24	03/31/24	--	0.00	0.00	(897.11)	1,663,961.18	0.00	0.00
22	274,543.79	(71,939.61)	01/01/24	06/30/24	09/06/24	7,830,065.36	456,883.11	0.00	0.00	99,941.79	0.00
Totals	37,316,335.83	24,873,748.28				77,586,265.29	1,466,405.05	413,050.84	2,077,909.13	99,941.79	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/25	0	0.00	0	0.00	0	0.00	0	0.00	2	94,732,731.21	0	0.00	0	0.00	0	0.00	4.592235%	4.409016%	(19)
01/13/25	0	0.00	0	0.00	0	0.00	0	0.00	2	94,732,731.21	0	0.00	1	1,882,267.94	0	0.00	4.592235%	4.409016%	(18)
12/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	94,732,731.21	0	0.00	0	0.00	0	0.00	4.592343%	4.408627%	(16)
11/13/24	0	0.00	0	0.00	0	0.00	0	0.00	2	94,732,731.21	0	0.00	0	0.00	0	0.00	4.592361%	4.408627%	(15)
10/11/24	0	0.00	0	0.00	0	0.00	0	0.00	2	94,732,731.21	0	0.00	0	0.00	0	0.00	4.592377%	4.408627%	(14)
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	94,732,731.21	0	0.00	0	0.00	0	0.00	4.592394%	4.408627%	(13)
08/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	94,732,731.21	0	0.00	0	0.00	0	0.00	4.592410%	4.408627%	(12)
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	94,732,731.21	0	0.00	0	0.00	0	0.00	4.605917%	4.425192%	(11)
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	94,732,731.21	0	0.00	0	0.00	0	0.00	4.612606%	4.434694%	(10)
05/10/24	0	0.00	0	0.00	2	27,287,629.82	0	0.00	2	94,732,731.21	0	0.00	0	0.00	2	13,963,228.66	4.659753%	4.515872%	(7)
04/12/24	0	0.00	0	0.00	2	27,330,180.64	0	0.00	2	94,732,731.21	0	0.00	0	0.00	6	31,416,300.89	4.687465%	4.564801%	(4)
03/12/24	0	0.00	0	0.00	2	27,370,261.85	0	0.00	2	94,732,731.21	0	0.00	0	0.00	2	22,099,152.93	4.701267%	4.628009%	(3)
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	302090002	01/06/25	0	5	413,947.95	413,947.95	7,508.30	98,117,732.06	03/20/24	1
3	304101183	12/06/21	37	5	0.00	0.00	598,322.96	85,000,000.00	03/16/21	7			08/24/22
12	302090012	10/06/23	15	5	(897.11)	1,663,961.18	443,943.77	17,842,374.04	11/21/23	2
22	695100292	12/06/21	37	5	0.00	0.00	277,662.18	10,263,337.83	05/10/19	7			04/11/22
Totals					413,050.84	2,077,909.13	1,327,437.21	211,223,443.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		320,070,452	110,000,000	115,337,721		94,732,731
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	320,070,452	208,117,732	0	0	17,219,989	94,732,731
Jan-25	320,070,452	110,000,000	98,117,732	0	17,219,989	94,732,731
Dec-24	321,994,329	210,000,000	0	0	17,261,598	94,732,731
Nov-24	322,038,029	210,000,000	0	0	17,305,297	94,732,731
Oct-24	322,079,292	210,000,000	0	0	17,346,561	94,732,731
Sep-24	322,122,659	210,000,000	0	0	17,389,928	94,732,731
Aug-24	322,163,580	210,000,000	0	0	17,430,849	94,732,731
Jul-24	330,443,477	118,239,141	0	0	117,471,605	94,732,731
Jun-24	336,248,039	224,000,827	0	0	17,514,482	94,732,731
May-24	444,459,096	232,171,466	0	0	117,554,899	94,732,731
Apr-24	538,036,379	315,706,198	0	0	127,597,449	94,732,731
Mar-24	578,748,735	466,378,473	0	0	17,637,531	94,732,731
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304101154	110,000,000.00	110,000,000.00	196,000,000.00	08/30/24	11,710,153.25	1.39980	09/30/24	04/03/24	I/O
2	302090002	98,117,732.06	98,117,732.06	188,900,000.00	03/30/24	11,328,940.80	1.31940	09/30/24	05/06/24	I/O
3	304101183	85,000,000.00	85,000,000.00	81,100,000.00	03/25/24	500,350.00	0.25710	06/30/23	06/06/21	I/O
12	302090012	17,219,988.92	17,842,374.04	9,700,000.00	11/21/24	(336,091.16)	(1.00240)	03/31/24	06/06/24	231
22	695100292	9,732,731.21	10,263,337.83	5,400,000.00	07/02/24	(216,065.61)	(0.91350)	06/30/24	06/06/24	231
Totals		320,070,452.19	321,223,443.93	481,100,000.00		22,987,287.28

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	304101154	RT	ME	02/16/24	13

Imminent default due to Borrower's inability to pay the loan in full at maturity date (4/3/24). Loan has matured and Loan is in default. Borrower has expressed an inability to payoff. Property is a 730,444 SF of a ~1MM SF enclosed mall, built in

1971 and updated in 1989/1994, located in South Portland, Maine. At loan origination, anchors include a Bon Ton store, JC Penney, Best Buy, Sports Authority & Apple; Additional anchors Macy's and Sears own their own parcels. As of

September 2024, property is 84% occupied. Special Servicer will dual-track legal remedies and/or Deed-in-lieu with any workout discussions. Borrower is in the process of submitting modification proposal to Lender.

2	302090002	OF	WA	03/20/24	1

The loan transferred to Special Servicing effective 3/20/2024 for imminent maturity default. The Loan matured on 5/6/24. The loan is secured by 7 office buildings located in Seattle, WA and comprises 1,082,617 SF. Portfolio occupancy as of July

2024was 60%. A December 2024 site inspection found the assets in good overall condition. One of three pari passu loans. The special servicer and Borrower reached terms for a potential loan modification that was expected to close before YE

2024. Borrower and special servicer entered in November 2024 into a 60 day forbearance agreement where the special servicer is forbearing from rights and remedies under the loan documents in exchange for the Borrower putting in a reserve with the special servicer $2.7MM. The deal d id not close, and the special servicer used the funds to pay down the loan's balance. The Borrower indicated that they would be unable to close the previously agreed to modification and plan to

	submit a new proposal. The special servicer is continuing discussions with the Borrower while also evaluating rights and remedies as outlined under the loan agreement.

3	304101183	MU	NC	03/16/21	7

The loan transferred to special servicing on 3/16/21 due to imminent monetary default. The collateral is a 304,772 SF mixed use property located in Charlotte, NC. The 4-story retail and office complex was built in 2008 and renovated in 2011. A

May 2024 inspection found the asset in good overall condition. Title was received in August 2022. As of December 2024, the asset was 38.5% occupied with several new tenants expected to open in early 2025. An improvement plan to cure

	deferred maintenance was complete d in February 2024. The special servicer is working to lease the vacant spaces to stabilize the property.

12	302090012	OF	MI	11/21/23	2

The loan transferred to Special Servicing effective 11/21/2023 for imminent monetary default. The subject is a 360,280 SF office property located in Southfield, MI, built in 1985 and renovated in 2023. The collateral was 28.4% occupied at the end

Of December 2024. The property was inspected 12/4/2024 and found to be in good condition at that time. PNA signed. Borrower and SS previously exchanged proposals, but no draft terms were agreed to. Receiver appointed 8/15/2024. The

	SS is dual tracking foreclosure while remaining available to alternatives.

22	695100292	RT	PA	05/10/19	7

The loan transferred to special servicing effective 5/10/19 due to payment default. The loan is secured by a 201,712 sf retail property located in Johnstown, PA. The property was built in 1964 and currently does not have an anchor. Good Cents

Grocery occupied the 46,032 sf space, but vacated in December 2016. The 60,000 sf flex space tenant vacated at the end of November 2023. Occupancy in January 2025 was 23.6%. The property was inspected 6/18/2024 and found to be in fair condition at that time. The Trust was the high bidder at the 3/11/2022 Sheriff's Sale. The Sheriff's Deed was recorded 4/14/22. The leasing team remains focused on leasing the vacant space, including the 46,000 sf former grocer space and

	60,000 sf flex space. The strategy is to lease up and stabilize the property before disposition. The special servicer is re-evaluating the strategy and might dispose of the property in 2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304101154	0.00	4.66000%	0.00	4.66000%	10	11/03/20	11/03/20	12/07/20
1	304101154	0.00	4.66000%	0.00	4.66000%	10	12/07/20	11/03/20	11/03/20
28	302090028	9,065,207.00	5.13350%	9,065,207.00 5.13350%		10	05/04/20	05/06/20	07/06/20
28	302090028	0.00	5.13350%	0.00	5.13350%	10	07/06/20	05/06/20	05/04/20
Totals		9,065,207.00		9,065,207.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	304101173 12/10/21	5,470,756.78	3,700,000.00	3,594,065.83	477,810.77	3,360,074.65	2,882,263.88	2,588,492.90	0.00	110,734.77	2,477,758.13	39.56%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,470,756.78	3,700,000.00	3,594,065.83	477,810.77	3,360,074.65	2,882,263.88	2,588,492.90	0.00	110,734.77	2,477,758.13

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	304101173	10/11/24	0.00	0.00	2,477,758.13	0.00	0.00	(18,531.16)	0.00	0.00	2,477,758.13
		04/13/23	0.00	0.00	2,496,289.29	0.00	0.00	(89,177.11)	0.00	0.00
		08/12/22	0.00	0.00	2,585,466.40	0.00	0.00	(3,026.50)	0.00	0.00
		12/10/21	0.00	0.00	2,588,492.90	0.00	0.00	2,588,492.90	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,477,758.13	0.00	0.00	2,477,758.13	0.00	0.00	2,477,758.13

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	324,251.39	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	69,974.86	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	40,731.48	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	434,957.73	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		434,957.73

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26